Leases - Schedule of Cash Outflow Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Repayment of lease liabilities	€ 733	€ 564	€ 521
Interest on lease liabilities	31	46
Short-term lease payments	23	23
Cash outflow from leasing	€ 787	€ 633